Commitments - Contractual obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments
Operating lease	$ 2,498
Purchase obligations	7,327
Total minimum payments required	9,825
Pelletizing companies
Commitments
Operational leasing expenses	1,044	$ 805	$ 532
2019
Commitments
Operating lease	250
Purchase obligations	2,677
Total minimum payments required	2,927
2020
Commitments
Operating lease	201
Purchase obligations	1,445
Total minimum payments required	1,646
2021
Commitments
Operating lease	189
Purchase obligations	548
Total minimum payments required	737
2022
Commitments
Operating lease	166
Purchase obligations	463
Total minimum payments required	629
2023 and thereafter
Commitments
Operating lease	1,692
Purchase obligations	2,194
Total minimum payments required	$ 3,886